Quarterly Holdings Report
for
Fidelity Flex® Funds
Fidelity Flex® Short-Term Bond Fund
May 31, 2022
ZSB-NPRT3-0722
1.9881600.105
Nonconvertible Bonds - 31.3%
	Principal Amount (a)	Value ($)
COMMUNICATION SERVICES - 1.2%
Diversified Telecommunication Services - 0.6%
AT&T, Inc. 0.9% 3/25/24	20,000	19,273
Verizon Communications, Inc.:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Indx + 0.500% 0.9617% 3/22/24 (b)(c)	11,000	10,958
0.75% 3/22/24	8,000	7,738
		37,969
Media - 0.3%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp. 4.464% 7/23/22	13,000	13,003
Magallanes, Inc.:
3.428% 3/15/24 (d)	4,000	3,976
3.638% 3/15/25 (d)	2,000	1,975
		18,954
Wireless Telecommunication Services - 0.3%
Rogers Communications, Inc. 2.95% 3/15/25 (d)	10,000	9,824
T-Mobile U.S.A., Inc. 3.5% 4/15/25	10,000	9,923
		19,747
TOTAL COMMUNICATION SERVICES		76,670
CONSUMER DISCRETIONARY - 1.6%
Automobiles - 1.4%
BMW U.S. Capital LLC 3.45% 4/12/23 (d)	25,000	25,146
General Motors Financial Co., Inc.:
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 1.200% 1.9851% 11/17/23 (b)(c)	50,000	49,500
1.25% 1/8/26	15,000	13,482
		88,128
Distributors - 0.2%
Genuine Parts Co. 1.75% 2/1/25	10,000	9,495
TOTAL CONSUMER DISCRETIONARY		97,623
CONSUMER STAPLES - 1.6%
Food & Staples Retailing - 0.1%
7-Eleven, Inc.:
0.625% 2/10/23 (d)	3,000	2,958
0.8% 2/10/24 (d)	4,000	3,827
		6,785
Food Products - 0.5%
Conagra Brands, Inc. 0.5% 8/11/23	11,000	10,681
Mondelez International, Inc. 2.125% 3/17/24	20,000	19,692
		30,373
Tobacco - 1.0%
BAT Capital Corp. 3.222% 8/15/24	25,000	24,809
BAT International Finance PLC 1.668% 3/25/26	20,000	18,058
Philip Morris International, Inc.:
1.125% 5/1/23	11,000	10,863
2.875% 5/1/24	10,000	10,013
		63,743
TOTAL CONSUMER STAPLES		100,901
ENERGY - 2.5%
Energy Equipment & Services - 0.1%
Baker Hughes Co. 1.231% 12/15/23	3,000	2,929
Oil, Gas & Consumable Fuels - 2.4%
Canadian Natural Resources Ltd. 2.05% 7/15/25	8,000	7,589
ConocoPhillips Co. 2.4% 3/7/25	7,000	6,873
Enbridge, Inc.:
0.55% 10/4/23	25,000	24,189
2.15% 2/16/24	3,000	2,941
2.5% 2/14/25	3,000	2,916
Energy Transfer LP:
3.6% 2/1/23	7,000	7,011
4.2% 9/15/23	4,000	4,048
4.25% 3/15/23	10,000	10,058
Kinder Morgan Energy Partners LP 3.5% 9/1/23	7,000	7,023
MPLX LP:
1.75% 3/1/26	19,000	17,378
4.5% 7/15/23	2,000	2,024
Occidental Petroleum Corp. 2.9% 8/15/24	5,000	4,875
Phillips 66 Co.:
0.9% 2/15/24	20,000	19,286
3.7% 4/6/23	31,000	31,164
Western Gas Partners LP 3 month U.S. LIBOR + 1.850% 2.6214% 1/13/23 (b)(c)	5,000	4,955
		152,330
TOTAL ENERGY		155,259
FINANCIALS - 15.7%
Banks - 10.1%
Bank of America Corp.:
0.81% 10/24/24 (b)	20,000	19,288
0.976% 4/22/25 (b)	20,000	19,018
Bank of Montreal 1.85% 5/1/25	25,000	23,834
Bank of Nova Scotia:
0.55% 9/15/23	25,000	24,282
2% 11/15/22	25,000	25,022
BNP Paribas SA 3.25% 3/3/23	25,000	25,103
Canadian Imperial Bank of Commerce 0.95% 6/23/23	20,000	19,594
Citigroup, Inc.:
0.981% 5/1/25 (b)	9,000	8,550
3.106% 4/8/26 (b)	25,000	24,403
JPMorgan Chase & Co.:
0.824% 6/1/25 (b)	13,000	12,325
1.514% 6/1/24 (b)	35,000	34,509
Mizuho Financial Group, Inc. 0.849% 9/8/24 (b)	200,000	193,459
Royal Bank of Canada:
1.6% 4/17/23	25,000	24,815
2.55% 7/16/24	15,000	14,821
Santander Holdings U.S.A., Inc. 3.5% 6/7/24	10,000	9,949
Synovus Financial Corp. 3.125% 11/1/22	30,000	30,033
The Toronto-Dominion Bank:
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.480% 1.1255% 1/27/23 (b)(c)	25,000	25,000
0.25% 1/6/23	20,000	19,773
Wells Fargo & Co.:
1.654% 6/2/24 (b)	60,000	59,204
2.164% 2/11/26 (b)	25,000	23,892
		636,874
Capital Markets - 1.2%
Bank of New York Mellon Corp.:
1.6% 4/24/25	8,000	7,633
2.95% 1/29/23	20,000	20,080
Goldman Sachs Group, Inc. 0.523% 3/8/23	10,000	9,845
Morgan Stanley:
0.731% 4/5/24 (b)	15,000	14,691
4% 7/23/25	25,000	25,254
		77,503
Consumer Finance - 2.1%
Ally Financial, Inc.:
1.45% 10/2/23	2,000	1,955
5.125% 9/30/24	10,000	10,315
American Express Co.:
2.25% 3/4/25	8,000	7,785
2.65% 12/2/22	30,000	30,078
Capital One Financial Corp.:
1.343% 12/6/24 (b)	25,000	24,128
2.6% 5/11/23	8,000	8,002
Hyundai Capital America 1% 9/17/24 (d)	16,000	15,036
Synchrony Financial:
4.25% 8/15/24	21,000	21,035
4.375% 3/19/24	14,000	14,112
		132,446
Diversified Financial Services - 0.9%
Athene Global Funding:
0.95% 1/8/24 (d)	15,000	14,340
1% 4/16/24 (d)	10,000	9,496
1.716% 1/7/25 (d)	10,000	9,412
Equitable Holdings, Inc. 3.9% 4/20/23	2,000	2,016
Jackson Financial, Inc. 1.125% 11/22/23 (d)	18,000	17,371
		52,635
Insurance - 1.4%
Equitable Financial Life Global Funding:
0.5% 11/17/23 (d)	25,000	24,079
1.1% 11/12/24 (d)	25,000	23,615
Great-West Lifeco U.S. Finance 2020 LP 0.904% 8/12/25 (d)	7,000	6,441
Northwestern Mutual Global Funding U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.330% 0.8038% 3/25/24 (b)(c)(d)	17,000	16,910
Pacific Life Global Funding II 1.2% 6/24/25 (d)	10,000	9,265
Principal Life Global Funding II U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.450% 0.98% 4/12/24 (b)(c)(d)	7,000	6,957
		87,267
TOTAL FINANCIALS		986,725
HEALTH CARE - 1.9%
Health Care Providers & Services - 0.6%
Anthem, Inc. 0.45% 3/15/23	17,000	16,676
Cigna Corp. 0.613% 3/15/24	4,000	3,828
Humana, Inc. 0.65% 8/3/23	17,000	16,549
		37,053
Life Sciences Tools & Services - 0.7%
PerkinElmer, Inc. 0.85% 9/15/24	20,000	18,793
Thermo Fisher Scientific, Inc. 1.215% 10/18/24	25,000	23,938
		42,731
Pharmaceuticals - 0.6%
AstraZeneca Finance LLC 0.7% 5/28/24	13,000	12,446
Bristol-Myers Squibb Co. 3.25% 2/20/23	18,000	18,198
Mylan NV 3.125% 1/15/23 (d)	12,000	11,977
		42,621
TOTAL HEALTH CARE		122,405
INDUSTRIALS - 2.4%
Aerospace & Defense - 0.5%
The Boeing Co.:
1.167% 2/4/23	10,000	9,865
1.95% 2/1/24	10,000	9,750
4.875% 5/1/25	10,000	10,119
		29,734
Airlines - 0.2%
Delta Air Lines, Inc. 2.9% 10/28/24	15,000	14,398
Commercial Services & Supplies - 0.3%
Republic Services, Inc. 0.875% 11/15/25	20,000	18,208
Machinery - 0.4%
Caterpillar Financial Services Corp. 0.25% 3/1/23	25,000	24,609
Road & Rail - 0.4%
Canadian Pacific Railway Co. 1.35% 12/2/24	26,000	24,716
Trading Companies & Distributors - 0.6%
Air Lease Corp.:
0.7% 2/15/24	7,000	6,641
0.8% 8/18/24	7,000	6,530
International Lease Finance Corp. 5.875% 8/15/22	25,000	25,128
		38,299
TOTAL INDUSTRIALS		149,964
INFORMATION TECHNOLOGY - 0.9%
Electronic Equipment & Components - 0.1%
Dell International LLC/EMC Corp. 5.45% 6/15/23	8,000	8,158
IT Services - 0.1%
The Western Union Co. 2.85% 1/10/25	3,000	2,924
Semiconductors & Semiconductor Equipment - 0.3%
Analog Devices, Inc. U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.250% 0.746% 10/1/24 (b)(c)	8,000	7,937
Microchip Technology, Inc. 0.983% 9/1/24 (d)	9,000	8,460
		16,397
Software - 0.4%
VMware, Inc.:
0.6% 8/15/23	17,000	16,490
1% 8/15/24	11,000	10,400
		26,890
TOTAL INFORMATION TECHNOLOGY		54,369
MATERIALS - 0.1%
Chemicals - 0.1%
Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. LP 3.3% 5/1/23 (d)	6,000	6,023
International Flavors & Fragrances, Inc. 0.697% 9/15/22 (d)	2,000	1,990
		8,013
REAL ESTATE - 0.2%
Equity Real Estate Investment Trusts (REITs) - 0.2%
American Tower Corp. 1.3% 9/15/25	5,000	4,605
Crown Castle International Corp. 1.35% 7/15/25	2,000	1,850
Welltower, Inc. 3.625% 3/15/24	6,000	6,019
		12,474
UTILITIES - 3.2%
Electric Utilities - 2.1%
Cleco Power LLC 3 month U.S. LIBOR + 0.500% 1.326% 6/15/23 (b)(c)(d)	14,000	13,931
Duke Energy Corp. U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.250% 0.6657% 6/10/23 (b)(c)	13,000	12,953
FirstEnergy Corp.:
1.6% 1/15/26	2,000	1,813
2.05% 3/1/25	7,000	6,519
NextEra Energy Capital Holdings, Inc.:
3 month U.S. LIBOR + 0.270% 1.7749% 2/22/23 (b)(c)	25,000	24,932
0.65% 3/1/23	20,000	19,688
PPL Electric Utilities Corp. 3 month U.S. LIBOR + 0.250% 1.2156% 9/28/23 (b)(c)	8,000	7,957
Southern California Edison Co. U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.470% 1.2508% 12/2/22 (b)(c)	25,000	24,977
Southern Co.:
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.370% 1.1542% 5/10/23 (b)(c)	13,000	12,943
0.6% 2/26/24	6,000	5,738
		131,451
Gas Utilities - 0.5%
CenterPoint Energy Resources Corp. 3 month U.S. LIBOR + 0.500% 1.0043% 3/2/23 (b)(c)	8,000	7,979
Dominion Gas Holdings LLC 2.5% 11/15/24	3,000	2,934
ONE Gas, Inc. 0.85% 3/11/23	20,000	19,702
		30,615
Independent Power and Renewable Electricity Producers - 0.1%
Emera U.S. Finance LP 0.833% 6/15/24	8,000	7,532
Multi-Utilities - 0.5%
CenterPoint Energy, Inc. U.S. Secured Overnight Fin. Rate (SOFR) Averages Indx + 0.650% 1.4351% 5/13/24 (b)(c)	12,000	11,846
Dominion Energy, Inc. 3 month U.S. LIBOR + 0.530% 1.356% 9/15/23 (b)(c)	10,000	10,000
NiSource, Inc. 0.95% 8/15/25	6,000	5,494
Sempra Energy 3.3% 4/1/25	6,000	5,962
		33,302
TOTAL UTILITIES		202,900
TOTAL NONCONVERTIBLE BONDS (Cost $2,021,290)		1,967,303

U.S. Treasury Obligations - 60.9%
	Principal Amount (a)	Value ($)
U.S. Treasury Notes:
0.25% 5/15/24	1,958,000	1,873,872
0.25% 7/31/25	500,000	462,070
0.375% 10/31/23	545,000	530,438
0.375% 8/15/24	150,000	142,922
0.375% 4/30/25	418,000	390,552
0.75% 12/31/23	100,000	97,484
2.25% 4/30/24	336,000	334,386
TOTAL U.S. TREASURY OBLIGATIONS (Cost $3,956,055)		3,831,724

Money Market Funds - 9.1%
	Shares	Value ($)
Fidelity Cash Central Fund 0.82% (e) (Cost $576,045)	575,930	576,045

TOTAL INVESTMENT IN SECURITIES - 101.3% (Cost $6,553,390)	6,375,072
NET OTHER ASSETS (LIABILITIES) - (1.3)%	(81,241)
NET ASSETS - 100.0%	6,293,831

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $243,009 or 3.9% of net assets.

(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.82%	72,074	1,911,050	1,407,079	455	-	-	576,045	0.0%
Total	72,074	1,911,050	1,407,079	455	-	-	576,045

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Nonconvertible Bonds and U.S. Treasury Obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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